Other Stock Plans	12 Months Ended
Sep. 30, 2012
Other Stock Plans [Abstract]
Other Stock Plans

8. OTHER STOCK PLANS

Dividend Reinvestment and Stock Purchase Plan

The Company offers a Dividend Reinvestment and Stock Purchase Plan ("DRIP") to shareholders of record for the reinvestment of dividends and the purchase of additional investments of up to $40,000 per year in shares of common stock of the Company. Under the DRIP plan, the Company issued 25,077, 48,316 and 45,238 shares in 2012, 2011 and 2010, respectively, after adjusting for the stock split. As of September 30, 2012, the Company had 391,720 shares of stock available for issuance under the DRIP Plan.

Restricted Stock Plan

The Board of Directors of the Company implemented the Restricted Stock Plan for Outside Directors ("Restricted Stock Plan") effective January 27, 1997. Under the Plan, a minimum of 40% of the monthly retainer fee paid to each non-employee director of Resources is paid in shares of common stock ("Restricted Stock").

The directors received a total of 8,168 shares of Restricted Stock in fiscal 2012, representing $97,133 in compensation and $52,285 in dividends. In fiscal 2011, the directors received 8,953 shares of Restricted Stock, representing $94,350 in compensation and $51,297 in dividends. The directors also received 8,390 shares of Restricted Stock in fiscal 2010, representing $83,617 in compensation and $44,187 in dividends reinvested. As of September 30, 2012, the Company had 95,096 shares available for issuance under the Restricted Stock Plan after the addition of 100,000 shares to the plan.

Stock Bonus Plan

Under the Stock Bonus Plan, executive officers are encouraged to own a position in the Company's common stock of at least 50% of the value of their annual salary. To promote this policy, the Plan provides that all officers with stock ownership positions below 50% of the value of their annual salaries must, unless approved by the Committee, receive no less than 50% of any performance bonus in the form of Company common stock. Shares from the Stock Bonus Plan may also be issued to certain employees and management personnel in recognition of their performance and service. Under the Stock Bonus Plan, the Company issued 1,640, 1,549 and 1,422 shares valued at $30,763, $24,160 and $22,005, respectively, in 2012, 2011 and 2010. As of September 30, 2012 the Company had 19,025 shares of stock available for issuance under the Stock Bonus Plan. The unissued shares in the Stock Bonus Plan were not subject to the 2011 stock split.